CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Statement of Financial Position [Abstract]
Common Stock, Shares Authorized	250,000,000	250,000,000
Common Stock, Shares, Issued	42,255,336	41,028,571
Ordinary shares, outstanding	42,255,336	41,028,571
Net of allowance for credit losses	$ 6	$ 0